Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Limited Duration Credit Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Class A
Trading Symbol	ALDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more credit risk over the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	6.68	1.78	1.87
Class A (including sales charges)	3.52	1.16	1.56
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show th
e inv
estment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information
, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On June 27, 2024, the
Fu
nd supplemented its Prospectus to reflect that the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares of the Fund is changed to 1.00% from 3.00%. In addition, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase, with certain limited exceptions. These changes became effective on August 1, 2024.

Summary of Change Legend [Text Block]	On June 27, 2024, the
Fu
nd supplemented its Prospectus to reflect that the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares of the Fund is changed to 1.00% from 3.00%. In addition, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase, with certain limited exceptions. These changes became effective on August 1, 2024.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Limited Duration Credit Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Advisor Class
Trading Symbol	CDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more credit risk over the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer
non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	6.94	2.06	2.14
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
make
up of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%

Columbia Limited Duration Credit Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Class C
Trading Symbol	RDCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more credit risk over the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	5.88	1.02	1.11
Class C (including sales charges)	4.88	1.02	1.11
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwis
e not
ed. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%

Columbia Limited Duration Credit Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	CLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more credit risk
over
the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	6.94	2.04	2.14
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categor
ies rang
ing from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categor
ies rang
ing from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%

Columbia Limited Duration Credit Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional 2 Class
Trading Symbol	CTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more credit risk over the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	6.99	2.09	2.18
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requir ement
s. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from hi ghest to
lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality r
atings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from hi ghest to
lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality r
atings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%

Columbia Limited Duration Credit Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional 3 Class
Trading Symbol	CLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit allocation
| The Fund benefited from having slightly more cr
edit
risk over the period versus the benchmark, especially in BBB-rated issuers.
Credit selection
| Credit selection was the primary driver of outperformance versus the benchmark. The most notable was selection within the industrials sector, including issuers within consumer non-cyclicals, capital goods, and technology. Additionally, positive selection was driven by issuers in the electric utility sector.
Top Performance Detractors
Credit selection
| Although overall credit selection was positive, there were a few areas in which selections detracted from overall performance. Those included several issuers within the financials industry, including banking and finance companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	7.05	2.14	2.23
Bloomberg U.S. 1-5 Year Corporate Index	6.94	2.05	2.31
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 548,926,349
Holdings Count | Holdings	86
Advisory Fees Paid, Amount	$ 2,325,191
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 548,926,349
Total number of portfolio holdings	86
Management services fees (represents 0.43% of Fund average net assets)	$ 2,325,191
Portfolio turnover for the reporting period	96%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise no ted.
The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.6%
Bank of America Corp. 12/20/2028 3.419%	4.4%
Bacardi Ltd. 05/15/2028 4.700%	3.7%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.3%
U.S. Treasury 06/15/2025 2.875%	3.0%
Centene Corp. 07/15/2028 2.450%	2.7%
Principal Life Global Funding II 11/21/2024 2.250%	2.6%
Wells Fargo & Co. 10/23/2029 6.303%	2.3%
Goldman Sachs Group, Inc. (The) 07/23/2030 5.049%	2.2%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.1%